Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income Loss
Net earnings	$ 6,691	$ 5,793	$ 5,159
Other comprehensive (loss) income:
Unrealized holding (losses) gains on securities available for sale	(10,498)	5,371	9,316
Reclassification adjustment for other than temporary impairment losses included in net earnings	0	0	144
Reclassification adjustment for gains on securities available for sale included in net earnings	(614)	(1,218)	(4,406)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	0	(648)
Total other comprehensive (loss) income, before income taxes	(11,112)	4,153	4,406
Income tax (benefit) expense related to other comprehensive (loss) income:
Unrealized holding (losses) gains on securities available for sale	(4,089)	2,091	3,629
Reclassification adjustment for gains on securities available for sale included in net earnings	(239)	(474)	(1,660)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	0	(252)
Total income tax (benefit) expense related to other comprehensive (loss) income	(4,328)	1,617	1,717
Total other comprehensive (loss) income, net of tax	(6,784)	2,536	2,689
Total comprehensive (loss) income	$ (93)	$ 8,329	$ 7,848